Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	000-56314
Entity Registrant Name	GABBIT CORP.
Entity Central Index Key	0001657564
Entity Tax Identification Number	37-1790061
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9130 South Dadeland Blvd., Suite 1528
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	888
Local Phone Number	679-3350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false